Shareholders’ Deficit 10-Q - A PARADISE ACQUISITION CORP. (Details)							1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2025 vote shares	Sep. 15, 2025 shares	Jul. 31, 2025 USD ($)	May 19, 2025 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) shares	Nov. 09, 2022 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Mar. 31, 2026 vote $ / shares shares	Dec. 31, 2025 vote $ / shares shares	Apr. 01, 2025 shares	Dec. 31, 2024 vote shares	Mar. 26, 2024 shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Feb. 17, 2023 shares
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)								16,615,864	16,615,864	16,615,864	13,942,168	13,942,168			100
Common stock, shares outstanding (in shares)								10,233,183	10,233,183		10,000,000		10,000,000	100
Common stock, shares issued (in shares)								10,233,183	10,233,183		10,000,000		10,000,000	100
Convertible Preferred Stock, shares issued (in shares)								3,973,369	3,973,369		2,579,168
Number of votes | vote								1	1
A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Preferred shares, shares authorized (in shares)								1,000,000	1,000,000		1,000,000
Preferred shares, shares issued (in shares)								0	0		0
Preferred shares, shares outstanding (in shares)								0	0		0
Stock issued during the period (in shares)				5,750,000			5,750,000
Paid amount | $				$ 25,000			$ 25,000
Price per share (in dollars per share) | $ / shares								$ 12.00	$ 12.00
Ordinary shares issued and outstanding (as a percentage)								25.00%	20.00%
Purchase price | $			$ 6,000,000
Number of votes | vote								1			1
Rights outstanding								20,000,000	20,000,000		0
Founder shares
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)					5,750,000
Founder shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)				7,666,667	5,750,000		7,666,667
Repurchased shares					5,750,000
Initial shares amount | $				$ 25,000			$ 25,000
Forfeiture shares (in shares)				1,000,000			1,000,000
Preferred shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Preferred shares, shares authorized (in shares)								1,000,000	5,000,000
Preferred shares, shares issued (in shares)								0	0		0
Preferred shares, shares outstanding (in shares)								0	0		0
Class A ordinary shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)								500,000,000	500,000,000		500,000,000
Common stock, shares outstanding (in shares)								600,000	600,000		0
Common stock, shares issued (in shares)								600,000	600,000		0
Price per share (in dollars per share) | $ / shares						$ 12.00		$ 12.00
Stock conversion ratio	1
Convertible Preferred Stock, shares issued (in shares)								20,000,000	20,000,000		0
Number of securities issued per right (in shares)	0.1250
Class B ordinary shares
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)						3,737,500
Shares issued (in shares) | $						$ 25,000
Class B ordinary shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Common stock, shares authorized (in shares)								50,000,000	50,000,000		50,000,000
Common stock, shares outstanding (in shares)								6,666,667	6,666,667		6,666,667
Common stock, shares issued (in shares)								6,666,667	6,666,667		6,666,667
Stock issued during the period (in shares)				5,750,000	5,750,000	3,737,500
Shares issued (in shares) | $						$ 25,000
Stock conversion ratio	1	1
Purchase price | $				$ 25,000
Number of votes | vote	10
Class B ordinary shares | Sponsor | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Shares issued (in shares) | $					$ 25,000
Repurchased shares					3,737,500
Initial shares amount | $					$ 25,000
Paid amount | $				$ 25,000
Price per share (in dollars per share) | $ / shares				$ 0.003
Class B ordinary shares | Founder shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Stock issued during the period (in shares)				7,666,667
Repurchased shares					5,750,000
Over-allotment option | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Forfeiture shares (in shares)		1,000,000
Over-allotment option | Class B ordinary shares | A PARADISE ACQUISITION CORP.
Shareholder's Deficit [Line Items]
Forfeiture shares (in shares)		1,000,000		1,000,000